Financial Instruments - Summary of the contractual maturities of the Company's financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 23,361	$ 9,913	$ 4,214
Obligations under office leases	2,161
Obligations under land leases	4,034
Other obligations	3,628
Financial liabilities on undiscounted basis ,Total	33,184
Later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	23,361
Obligations under office leases	884
Obligations under land leases	69
Other obligations	54
Financial liabilities on undiscounted basis ,Total	24,368
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	565
Obligations under land leases	70
Other obligations	3,551
Financial liabilities on undiscounted basis ,Total	4,186
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	712
Obligations under land leases	73
Other obligations	23
Financial liabilities on undiscounted basis ,Total	808
Later than three years and later [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Obligations under office leases	0
Obligations under land leases	3,822
Other obligations	0
Financial liabilities on undiscounted basis ,Total	$ 3,822